Employee Benefits and Payroll Accruals (Details) - Schedule of Employee Benefits and Payroll Accruals - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-term employee benefits:
Benefits for vacation and recreation pay	$ 142	$ 529
Liability for payroll, bonuses and wages	264	732
Employee benefits and payroll accruals	$ 406	$ 1,261